Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 06, 2019
Registrant Name	AMERICAN FUNDS INSURANCE SERIES
Entity Central Index Key	0000729528
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 06, 2019
Document Effective Date	Dec. 06, 2019
Prospectus Date	Dec. 06, 2019